Business Dispositions (Invested Assests Sold) (Details) (USD $) In Millions, unless otherwise specified					12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Retirement Plans and Individual Life Businesses [Member]		Dec. 31, 2012 Asset-backed Securities [Member]	Dec. 31, 2011 Asset-backed Securities [Member]	Dec. 31, 2012 Asset-backed Securities [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Collateralized Debt Obligations [Member]		Dec. 31, 2011 Collateralized Debt Obligations [Member]		Dec. 31, 2012 Collateralized Debt Obligations [Member] Retirement Plans and Individual Life Businesses [Member]		Dec. 31, 2012 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2011 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2012 Commercial Mortgage Backed Securities [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Corporate Debt Securities [Member]		Dec. 31, 2011 Corporate Debt Securities [Member]		Dec. 31, 2012 Corporate Debt Securities [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Foreign Government Debt Securities [Member]	Dec. 31, 2011 Foreign Government Debt Securities [Member]	Dec. 31, 2012 Foreign Government Debt Securities [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Municipal [Member]	Dec. 31, 2011 Municipal [Member]	Dec. 31, 2012 Municipal [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Residential Mortgage Backed Securities [Member]	Dec. 31, 2011 Residential Mortgage Backed Securities [Member]	Dec. 31, 2012 Residential Mortgage Backed Securities [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 US Treasury Securities [Member]	Dec. 31, 2011 US Treasury Securities [Member]	Dec. 31, 2012 US Treasury Securities [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Retirement Plans and Individual Life Businesses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intent to sell impairment					$ 173
Gains on derivatives hedging					108
Fair Value	49,804	[1]	48,176	[1]	15,015	[2]	1,673	2,093	289	2,160	[3]	1,798	[3]	474	[4]	3,912	4,269	940	30,979	[3]	30,229	[3]	11,330	1,460	1,224	263	1,998	1,557	899	4,671	3,823	705	2,551	2,785	115	14,400			657
Fixed maturities, FVO	49,404	[5]	47,778		16	[6]
Mortgage loans (net of allowances for loan losses of $1)	4,935		4,182		1,288																																4,935	4,182
Policy loans, at outstanding balance	1,951		1,952		542																																1,951	1,952
Policy loans, at outstanding balance					16,889
Total fixed maturities, AFS	45,753		46,236		13,596
Equity securities, AFS	408		443		27
Mortgage loans (net of allowances for loan losses of $1)	14		23		1
Equity securities, AFS	$ 400		$ 398		$ 28	[7]

[1]	Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.
[2]	Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.
[3]	Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).
[4]	The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).
[5]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.
[6]	All FVO securities transferred are included in level 3 of the fair value hierarchy.
[7]	All equity securities transferred are included in level 2 of the fair value hierarchy.